SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details) - Vehicles [Member]	Sep. 30, 2025	Dec. 31, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years